Basis of Presentation and Accounting Policies (Narrative) (Details)	3 Months Ended	12 Months Ended
	May 31, 2019	Aug. 31, 2020 CAD ($) yr	Aug. 31, 2019 CAD ($)	Sep. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discount amortisation period		2 years
Inventory period		3 years
Capitalisation rate of borrowing costs eligible for capitalisation		5.00%	5.00%
Net foreign exchange gain/(loss) recognized on the translation and settlement of current monetary assets and liabilities | $		$ 5,000,000	$ 5,000,000
Lease liability | $			$ 919,000,000
Lease liability, weighted average discount rate, percent				3.50%
Intangible assets term		5 years
Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Proportion of ownership interest		33.33%
Corus [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Proportion of ownership interest in associate	38.00%
Restricted Stock Units [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Award vesting percentage		100.00%
Employee Share Purchase Plan [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Payment is minimum performance level is not met | $		$ 0
Share based payment arrangement maximum employee subscription rate		5.00%
Share based payment arrangement employee matching contribution, percent of match		25.00%
Employee continuous service period required for employer to contribute 33%		10 years
Employee Share Purchase Plan [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Award vesting percentage		100.00%
Subscriber Connection Fees [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Period for recognition of revenue		3 years
Direct And Incremental [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred commission cost amortisation, period		3 years
Deferred Equipment [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Period for recognition of revenue		3 years
Minimum [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred commission cost amortisation, period		24 months
Other long-term assets amortisation period		3 years
Minimum [Member] | Customer Relationships [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets		4
Minimum [Member] | Software [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets		3
Minimum [Member] | Initial Setup Fees [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Period for recognition of revenue		2 years
Minimum [Member] | Direct Costs [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other long-term assets amortisation period		2 years
Maximum [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred commission cost amortisation, period		36 months
Other long-term assets amortisation period		5 years
Maximum [Member] | Employee Share Purchase Plan [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Performance percentage		150.00%
Share based payment arrangement employee matching contribution, percent of match		33.00%
Maximum [Member] | Customer Relationships [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets		15
Maximum [Member] | Software [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets		10
Maximum [Member] | Initial Setup Fees [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Period for recognition of revenue		10 years
Maximum [Member] | Direct Costs [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other long-term assets amortisation period		10 years